Document and Entity Information	9 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	LEAFBUYER TECHNOLOGIES, INC.
Entity Central Index Key	0001643721
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true